                                                                               .
                                                                               .
                                                                               .

FORD CREDIT AUTO OWNER TRUST 2009-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                                April, 2009
Payment Date                                                                                                       5/15/2009
Transaction Month                                                                                                          2

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.


I. ORIGINAL DEAL PARAMETERS

                                                                                                      WEIGHTED AVG REMAINING
                                                      DOLLAR AMOUNT          # OF RECEIVABLES                 TERM AT CUTOFF
Initial Pool Balance                              $3,483,283,175.85                   179,524                    56.4 months
Original Securities:                                  DOLLAR AMOUNT        NOTE INTEREST RATE   FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                    $775,000,000.00                  1.86075%                 April 15, 2010
 Class A-2a Notes                                   $100,000,000.00                    3.240%                August 15, 2011
 Class A-2b Notes                                   $508,000,000.00   one-month LIBOR + 2.00%                August 15, 2011
 Class A-3a Notes                                   $170,000,000.00                    3.960%                   May 15, 2013
 Class A-3b Notes                                   $910,000,000.00   one-month LIBOR + 2.50%                   May 15, 2013
 Class A-4 Notes                                    $491,100,000.00                    6.070%                   May 15, 2014
                                                    ---------------
    Total                                         $2,954,100,000.00

II. AVAILABLE FUNDS
INTEREST:
 Interest Collections                                                                                         $19,018,482.04

PRINCIPAL:
 Principal Collections                                                                                        $66,111,850.06
 Prepayments in Full                                                                                          $61,490,144.03
 Liquidation Proceeds                                                                                            $596,018.25
 Recoveries                                                                                                            $0.00
                                                                                                                       -----
   SUB TOTAL                                                                                                 $128,198,012.34
                                                                                                             ---------------
COLLECTIONS                                                                                                  $147,216,494.38

PURCHASE AMOUNTS:
 Purchase Amounts Related to Principal                                                                           $652,365.22
 Purchase Amounts Related to Interest                                                                              $5,174.06
                                                                                                                   ---------
   SUB TOTAL                                                                                                     $657,539.28

Clean-up Call                                                                                                          $0.00

Reserve Account Draw Amount                                                                                            $0.00
Net Hedge Receipt - Class A-2b                                                                                         $0.00
Net Hedge Receipt - Class A-3b                                                                                         $0.00
Hedge Termination Receipt - Class A-2b                                                                                 $0.00
Hedge Termination Receipt - Class A-3b                                                                                 $0.00
                                                                                                                       -----
AVAILABLE FUNDS - TOTAL                                                                                      $147,874,033.66

FORD CREDIT AUTO OWNER TRUST 2009-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                               April, 2009
Payment Date                                                                                                      5/15/2009
Transaction Month                                                                                                         2

III. DISTRIBUTIONS
AVAILABLE FUNDS                                                                                CARRYOVER          REMAINING

                                              CALCULATED AMOUNT     AMOUNT PAID    SHORTFALL   SHORTFALL    AVAILABLE FUNDS
Indenture/Owner Trustee Fees/Expenses                     $0.00            $0.00       $0.00       $0.00    $147,874,033.66
Servicing Fee                                     $2,768,409.49    $2,768,409.49       $0.00       $0.00    $145,105,624.17
Net Hedge Payment - Class A-2b                      $238,654.17      $238,654.17       $0.00       $0.00    $144,866,970.00
Net Hedge Payment - Class A-3b                      $719,468.75      $719,468.75       $0.00       $0.00    $144,147,501.25
Senior Hedge Termination Payments                         $0.00            $0.00       $0.00       $0.00    $144,147,501.25
Class A2-b
Senior Hedge Termination Payments                         $0.00            $0.00       $0.00       $0.00    $144,147,501.25
Class A3-b
Interest - Class A-1 Notes                          $933,945.63      $933,945.63       $0.00       $0.00    $143,213,555.62
Interest - Class A-2a Notes                         $270,000.00      $270,000.00       $0.00       $0.00    $142,943,555.62
Interest - Class A-2b Notes                       $1,037,695.83    $1,037,695.83       $0.00       $0.00    $141,905,859.79
Interest - Class A-3a Notes                         $561,000.00      $561,000.00       $0.00       $0.00    $141,344,859.79
Interest - Class A-3b Notes                       $2,238,031.25    $2,238,031.25       $0.00       $0.00    $139,106,828.54
Interest - Class A-4 Notes                        $2,484,147.50    $2,484,147.50       $0.00       $0.00    $136,622,681.04
Priority Principal Payment                                $0.00            $0.00       $0.00       $0.00    $136,622,681.04
Reserve Account Deposit                                   $0.00            $0.00       $0.00       $0.00    $136,622,681.04
Regular Principal Payment                       $602,302,704.43  $136,622,681.04       $0.00       $0.00              $0.00
Subordinated Hedge Termination Payments-                  $0.00            $0.00       $0.00       $0.00              $0.00
Class A2-b
Subordinated Hedge Termination Payments - Class A-        $0.00            $0.00       $0.00       $0.00              $0.00
Class A3-b
Additional Trustee Fees and                               $0.00            $0.00       $0.00       $0.00              $0.00
Residual Released to Depositor                            $0.00            $0.00       $0.00       $0.00              $0.00
                                                                           -----
TOTAL                                                            $147,874,033.66

                                                               PRINCIPAL PAYMENT:
                                                                      Priority Principal Payment                      $0.00
                                                                      Regular Principal Payment             $136,622,681.04
                                                                                                            ---------------
                                                                      TOTAL                                 $136,622,681.04

IV. NOTEHOLDER PAYMENTS

                         NOTEHOLDER PRINCIPAL PAYMENTS    NOTEHOLDER INTEREST PAYMENTS            TOTAL PAYMENT
                                ACTUAL   PER $1,000 OF          ACTUAL    PER $1,000 OF           ACTUAL      PER $1,000 OF
                                              ORIGINAL                         ORIGINAL                    ORIGINAL BALANCE
                                               BALANCE                          BALANCE
Class A-1 Notes        $136,622,681.04         $176.29     $933,945.63            $1.21  $137,556,626.67            $177.49
Class A-2a Notes                 $0.00           $0.00     $270,000.00            $2.70      $270,000.00              $2.70
Class A-2b Notes                 $0.00           $0.00   $1,037,695.83            $2.04    $1,037,695.83              $2.04
Class A-3a Notes                 $0.00           $0.00     $561,000.00            $3.30      $561,000.00              $3.30
Class A-3b Notes                 $0.00           $0.00   $2,238,031.25            $2.46    $2,238,031.25              $2.46
Class A-4 Notes                  $0.00           $0.00   $2,484,147.50            $5.06    $2,484,147.50              $5.06
                                 -----                   -------------                     -------------
TOTAL                  $136,622,681.04                   $7,524,820.21                   $144,147,501.25

FORD CREDIT AUTO OWNER TRUST 2009-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                                       April, 2009
Payment Date                                                                                                              5/15/2009
Transaction Month                                                                                                                 2

V. NOTE BALANCE AND POOL INFORMATION

                                                      BEGINNING OF PERIOD                             END OF PERIOD
                                                            BALANCE           NOTE FACTOR              BALANCE          NOTE FACTOR
Class A-1 Notes                                     $602,302,704.43             0.7771648     $465,680,023.39             0.6008774
Class A-2a Notes                                    $100,000,000.00             1.0000000     $100,000,000.00             1.0000000
Class A-2b Notes                                    $508,000,000.00             1.0000000     $508,000,000.00             1.0000000
Class A-3a Notes                                    $170,000,000.00             1.0000000     $170,000,000.00             1.0000000
Class A-3b Notes                                    $910,000,000.00             1.0000000     $910,000,000.00             1.0000000
Class A-4b Notes                                    $491,100,000.00             1.0000000     $491,100,000.00             1.0000000
                                                    ---------------             ---------     ---------------             ---------
TOTAL                                             $2,781,402,704.43             0.9415398   $2,644,780,023.39             0.8952913

POOL INFORMATION
 Weighted Average APR                                                              6.953%                                    6.924%
 Weighted Average Remaining Term                                                    55.58                                     54.75
 Number of Receivables Outstanding                                                173,472                                   168,132
 Pool Balance                                                           $3,322,091,387.23                         $3,193,003,218.75
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                     $2,960,545,263.78                         $2,843,462,376.38
 Pool Factor                                                                    0.9537242                                 0.9166648

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance                                                                                            $40,057,756.52
Targeted Credit Enhancement Amount                                                                                   $52,684,553.11
Yield Supplement Overcollateralization Amount                                                                       $349,540,842.37
Targeted Overcollateralization Amount                                                                               $579,835,097.35
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                                          $548,223,195.36
Fixed Overcollateralization                                                                                         $217,667,458.39

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance                                                                                    $40,057,756.52
Reserve Account Deposits Made                                                                                                  0.00
Reserve Account Draw Amount                                                                                                    0.00
                                                                                                                               ----
Ending Reserve Account Balance                                                                                       $40,057,756.52
Change in Reserve Account Balance                                                                                             $0.00

Specified Reserve  Balance                                                                                           $40,057,756.52

FORD CREDIT AUTO OWNER TRUST 2009-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                            April, 2009
Payment Date                                                                                                   5/15/2009
Transaction Month                                                                                                      2

VIII. NET LOSSES AND DELINQUENT RECEIVABLES
                                                                                      # OF RECEIVABLES            AMOUNT
Realized Loss                                                                                      433       $237,862.22
(Recoveries)                                                                                         0             $0.00
                                                                                                                   -----
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                     $237,862.22
Cumulative Net Losses Last Collection                                                                         $16,546.18
                                                                                                              ----------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                             $254,408.40

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                 0.09%

DELINQUENT RECEIVABLES:

                                                               % OF EOP POOL         # OF RECEIVABLES             AMOUNT
31-60 Days Delinquent                                                       0.71%               1,112     $22,825,433.38
61-90 Days Delinquent                                                       0.08%                 118      $2,619,664.73
91-120 Days Delinquent                                                      0.00%                   2         $42,622.06
Over 120 Days Delinquent                                                    0.00%                   2         $69,929.84
                                                                            -----                   -         ----------
TOTAL DELINQUENT RECEIVABLES                                                0.80%               1,234     $25,557,650.01

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                       109      $2,553,024.05
Total Repossesed Inventory                                                                        121      $3,040,076.58

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                               0.0000%
Preceding Collection Period                                                                                      0.0058%
Current Collection Period                                                                                        0.0876%
Three Month Average                                                                                              0.0000%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                               0.0000%
Preceding Collection Period                                                                                      0.0127%
Current Collection Period                                                                                        0.0726%
Three Month Average                                                                                              0.0000%